Statement Of Financial Condition - EBP 2019 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Asset:
Participant deposits due from Mastech Digital, Inc.	$ 22,631	$ 94,529
Total assets	22,631	94,529
Liabilities:
Payable to purchase shares	21,543	87,295
Payable to participants and other	1,088	7,234
Total liabilities	22,631	94,529
Plan Equity	$ 0	$ 0